Shareholder Fees - FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO	Jan. 24, 2025 USD ($)
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF
Shareholder Fees:
(fees paid directly from your investment)	none